Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013 CommScope Holding Company, Inc. [Member]	Dec. 31, 2012 CommScope Holding Company, Inc. [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]
Assets
Cash and cash equivalents	$ 35		$ 346,320	$ 264,375
Accounts receivable, less allowance for doubtful accounts of $12,617 and $14,555, respectively			607,489	596,050
Receivable from subsidiary	18,520	4,957
Inventories, net			372,187	311,970
Prepaid expenses and other current assets			71,818	53,790
Deferred income taxes			55,609	61,072
Total Current Assets			1,453,423	1,287,257
Property, plant and equipment, net of accumulated depreciation of $183,965 and $146,044, respectively			310,143	355,212
Goodwill			1,450,506	1,473,932
Other intangible assets, net			1,422,192	1,578,683
Other noncurrent assets	10,283		97,791	98,180
Investment in subsidiary	1,622,563	1,182,282
Total Assets	1,651,401	1,187,239	4,734,055	4,793,264
Liabilities and Stockholders' Equity
Accounts payable			251,639	194,301
Other accrued liabilities	7,711	4,957	332,280	344,542
Current portion of long-term debt			9,462	10,776
Total Current Liabilities			593,381	549,619
Long-term debt	550,000		2,505,090	2,459,994
Deferred income taxes			386,527	429,312
Pension and other postretirement benefit liabilities			40,349	72,317
Other noncurrent liabilities	5,674		120,692	99,740
Total Liabilities	563,385	4,957	3,646,039	3,610,982
Commitments and contingencies
Stockholders' Equity:
Preferred stock, $.01 par value: Authorized shares at December 31, 2013: 200,000,000; Issued and outstanding shares: None at December 31, 2013 and 2012
Common Stock, $.01 par value; Authorized shares at December 31, 2013: 1,300,000,000; Issued and outstanding: 185,861,777 and 154,879,299 at December 31, 2013 and 2012, respectively	1,868	1,558	1,868	1,558
Additional paid-in capital	2,101,350	1,655,379	2,101,350	1,655,379
Retained earnings (accumulated deficit)	(978,291)	(447,687)	(978,291)	(447,687)
Accumulated other comprehensive loss	(26,276)	(16,646)	(26,276)	(16,646)
Treasury stock, at cost: 961,566 shares and 936,300 shares at December 31, 2013 and 2012, respectively	(10,635)	(10,322)	(10,635)	(10,322)
Total Stockholders' Equity	1,088,016	1,182,282	1,088,016	1,182,282
Total Liabilities and Stockholders' Equity	$ 1,651,401	$ 1,187,239	$ 4,734,055	$ 4,793,264